1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000
VIA EDGAR
December 19, 2008
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust Securities Act File No. 333-91278 Investment Company Act File No. 811-21128
Ladies and Gentlemen:
On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 22 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 22 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio, Legg Mason Partners Variable Large Cap Growth Portfolio and Legg Mason Partners Variable Mid Cap Core Portfolio, each a series of the Trust (each, a “Fund”).
The Amendment is being filed to include revised disclosure in the Funds’ prospectuses and combined Statement of Additional Information (the “SAI”) with respect to the Funds’ ability to engage in short sales. The Amendment also commences the annual updating of the Funds’ prospectuses and SAI.
The principal changes made in the Amendment are to revise the disclosure in each Prospectus under the caption “More on the fund’s investments and related risks” and in the SAI under the caption “Investment Practices” with respect to the Funds’ ability to engage in short sales. This disclosure was most recently reviewed by the staff in early 2008 in connection with a filing made pursuant to Rule 485(a) (Post-Effective Amendment No. 14 filed on February 7, 2008). The Amendment contains revised disclosure about the Funds’ revenue sharing arrangements. On behalf of the Trust, we hereby request selective review of the Amendment.
It is proposed that the Amendment will become effective on February 17, 2008 pursuant to Rule 485(a)(1) under the 1933 Act. Prior to that date, the Trust will file a subsequent post-effective
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VIA EDGAR

amendment pursuant to Rule 485(b) that will incorporate by reference the Funds’ audited financial statements for the fiscal year ended October 31, 2008, file the consent of the Funds’ independent registered public accounting firm and include updated fee and expense information and performance information for each class of the Funds with one or more calendar years of performance through December 31, 2008.
Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.
Very truly yours,

/s/ Y. Rachel Kuo Y. Rachel Kuo
Enclosures

cc:	Barbara Allen, Legg Mason, Inc. George Hoyt, Legg Mason, Inc.
Mary Carty, Willkie Farr & Gallagher LLP